OTHER LIABILITIES - Funded Status of Defined Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Details of defined benefit liability
Balance at the beginning of year	$ 20,669
Balance at end of year	26,742	$ 20,669
Plan assets
Details of defined benefit liability
Balance at the beginning of year	(2,363)	(2,457)
Employer contributions	862	1,037
Benefit payments	(643)	(819)
Administrative expenses	(109)	(109)
Interest on assets	93	79
Net return on assets excluding interest	(93)	(79)
Effect of exchange rate changes	121	(203)
Balance at end of year	(2,594)	(2,363)
Present value of defined benefit obligation
Details of defined benefit liability
Balance at the beginning of year	23,032	24,243
Current service cost	1,020	975
Benefit payments	(672)	(819)
Interest cost	889	758
Actuarial losses (gains) arising from changes in economic assumptions	1,989	(1,188)
Actuarial losses arising from changes in demographic assumptions	2,033	1,277
Actuarial gains arising from Plan experience	(251)	(226)
Effect of exchange rate changes	(1,296)	1,988
Balance at end of year	$ 29,336	$ 23,032